iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
ATI, Inc.
(a)
............................... 187,132 $ 21,475,268
Carpenter Technology Corp. .................. 61,177 19,260,967
40,736,235
a
Aluminum  —  1 .4%
Century Aluminum Co.
(a)
..................... 604,703 23,692,264
Kaiser Aluminum Corp. ...................... 179,649 20,634,484
44,326,748
a
Automotive Parts & Equipment  —  0 .6%
XPEL, Inc.
(a)
............................. 382,191 19,075,153
a
Building Products  —  5 .2%
Advanced Drainage Systems, Inc. .............. 126,141 18,269,001
Apogee Enterprises, Inc. ..................... 498,931 18,166,078
Armstrong World Industries, Inc. ................ 102,331 19,555,454
Builders FirstSource, Inc.
(a)
................... 171,066 17,600,981
Carlisle Companies, Inc. ..................... 58,036 18,563,395
Insteel Industries, Inc. ....................... 593,140 18,784,744
Owens Corning ........................... 165,315 18,500,401
Simpson Manufacturing Co., Inc. ............... 110,844 17,897,981
Trex Co., Inc.
(a)
........................... 545,394 19,132,421
166,470,456
a
Commodity Chemicals  —  3 .6%
AdvanSix, Inc. ............................ 1,172,580 20,285,634
Hawkins, Inc.
(b)
........................... 136,735 19,424,574
Koppers Holdings, Inc. ...................... 670,644 18,161,039
LyondellBasell Industries N.V. , Class A ........... 433,328 18,763,102
Olin Corp. ............................... 918,120 19,124,440
Westlake Corp. ........................... 276,165 20,419,640
116,178,429
a
Construction & Engineering  —  13 .3%
AECOM ................................ 183,392 17,482,759
API Group Corp.
(a)
......................... 480,940 18,400,764
Argan, Inc. .............................. 59,936 18,779,148
Bowman Consulting Group Ltd.
(a) (b)
.............. 563,869 18,618,954
Comfort Systems USA, Inc. ................... 18,774 17,521,586
Construction Partners, Inc. , Class A
(a) (b)
........... 182,306 19,789,316
EMCOR Group, Inc. ........................ 30,123 18,428,950
Everus Construction Group, Inc.
(a)
............... 204,815 17,523,971
Fluor Corp.
(a)
............................. 427,322 16,934,771
Granite Construction, Inc. .................... 174,079 20,080,013
Great Lakes Dredge & Dock Corp.
(a)
............. 1,460,714 19,164,568
IES Holdings, Inc.
(a)
........................ 43,841 17,055,026
Limbach Holdings, Inc.
(a) (b)
.................... 254,742 19,831,665
MasTec, Inc.
(a)
............................ 85,599 18,606,655
Matrix Service Co.
(a) (c)
....................... 1,608,285 18,816,935
MYR Group, Inc.
(a)
......................... 82,236 17,968,566
NWPX Infrastructure, Inc.
(a)
................... 315,164 19,694,598
Primoris Services Corp. ..................... 149,489 18,557,564
Quanta Services, Inc. ....................... 40,800 17,220,048
Stantec, Inc. ............................. 197,713 18,656,199
Sterling Infrastructure, Inc.
(a)
.................. 57,793 17,697,950
Tutor Perini Corp. ......................... 276,980 18,563,200
Valmont Industries, Inc. ...................... 45,355 18,247,224
423,640,430
a
Construction Machinery & Heavy Transportation Equipment  —  3 .5%
Astec Industries, Inc. ....................... 416,122 18,026,405
Caterpillar, Inc. ........................... 31,172 17,857,504
Greenbrier Companies, Inc. (The) ............... 406,847 19,016,029
Oshkosh Corp. ........................... 145,134 18,233,184
Security Shares Value
a
Construction Machinery & Heavy Transportation Equipment (continued)
Terex Corp. .............................. 376,977 $ 20,123,032
Trinity Industries, Inc. ....................... 679,376 17,962,702
111,218,856
a
Construction Materials  —  3 .4%
CRH PLC ............................... 157,207 19,619,434
Eagle Materials, Inc. ........................ 84,583 17,481,614
Knife River Corp.
(a) (b)
........................ 252,117 17,736,431
Martin Marietta Materials, Inc. ................. 30,087 18,733,971
United States Lime & Minerals, Inc.
(b)
............ 154,671 18,520,306
Vulcan Materials Co. ....................... 63,816 18,201,599
110,293,355
a
Copper  —  0 .6%
Taseko Mines Ltd.
(a) (b)
....................... 3,548,221 20,082,931
a
Distributors  —  0 .6%
Pool Corp. .............................. 78,426 17,939,948
a
Diversified Chemicals  —  0 .6%
LSB Industries, Inc.
(a)
....................... 2,131,199 18,115,191
a
Diversified Metals & Mining  —  0 .6%
Compass Minerals International, Inc.
(a)
............ 926,272 18,191,982
a
Electric Utilities  —  18 .5%
Alliant Energy Corp. ........................ 375,527 24,413,010
American Electric Power Co., Inc. ............... 208,991 24,098,752
Constellation Energy Corp.
(b)
.................. 68,360 24,149,537
Duke Energy Corp. ........................ 211,094 24,742,328
Edison International ........................ 422,874 25,380,898
Entergy Corp. ............................ 260,716 24,097,980
Evergy, Inc. .............................. 335,218 24,299,953
Eversource Energy ........................ 368,067 24,781,951
Exelon Corp. ............................. 560,710 24,441,349
FirstEnergy Corp. ......................... 546,977 24,488,160
Fortis, Inc. .............................. 480,718 24,968,493
Hawaiian Electric Industries, Inc.
(a) (b)
............. 2,186,108 26,889,128
IDACORP, Inc. ........................... 193,712 24,516,191
MGE Energy, Inc. .......................... 312,700 24,521,934
NextEra Energy, Inc. ....................... 295,498 23,722,579
NRG Energy, Inc. .......................... 150,704 23,998,105
OGE Energy Corp. ......................... 566,459 24,187,799
PG&E Corp. ............................. 1,622,381 26,071,663
Pinnacle West Capital Corp. .................. 278,606 24,712,352
Portland General Electric Co. .................. 506,434 24,303,768
PPL Corp. .............................. 726,394 25,438,318
Southern Co. (The) ........................ 285,078 24,858,802
TXNM Energy, Inc. ......................... 421,857 24,838,940
Xcel Energy, Inc. .......................... 318,279 23,508,087
591,430,077
a
Environmental & Facilities Services  —  0 .6%
Tetra Tech, Inc. ........................... 550,227 18,454,614
a
Forest Products  —  1 .1%
Louisiana-Pacific Corp. ...................... 223,070 18,015,133
West Fraser Timber Co. Ltd. .................. 301,862 18,446,787
36,461,920
a
Gas Utilities  —  6 .0%
Atmos Energy Corp. ........................ 143,602 24,072,003
Chesapeake Utilities Corp. ................... 190,473 23,763,411
MDU Resources Group, Inc. .................. 1,275,427 24,896,335
New Jersey Resources Corp. .................. 544,914 25,131,434
Northwest Natural Holding Co. ................. 531,244 24,830,345

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Gas Utilities (continued)
ONE Gas, Inc. ............................ 312,345 $ 24,128,651
Southwest Gas Holdings, Inc. ................. 237,541 19,008,031
Spire, Inc. ............................... 298,007 24,645,179
190,475,389
a
Industrial Machinery & Supplies & Components  —  1 .8%
Kornit Digital Ltd.
(a) (b)
........................ 1,341,769 19,294,638
Luxfer Holdings PLC
(c)
...................... 1,456,184 19,702,170
Mueller Industries, Inc. ...................... 165,538 19,003,762
58,000,570
a
Multi-Utilities  —  11 .5%
Algonquin Power & Utilities Corp. ............... 4,197,084 25,812,067
Ameren Corp. ............................ 245,991 24,564,661
Avista Corp. ............................. 634,584 24,456,867
Black Hills Corp. .......................... 351,226 24,382,109
CenterPoint Energy, Inc. ..................... 639,208 24,507,235
CMS Energy Corp. ......................... 345,544 24,163,892
Consolidated Edison, Inc. .................... 254,618 25,288,660
Dominion Energy, Inc. ....................... 420,526 24,638,618
DTE Energy Co. .......................... 187,188 24,143,508
NiSource, Inc. ............................ 585,644 24,456,493
Northwestern Energy Group, Inc. ............... 374,633 24,178,814
Public Service Enterprise Group, Inc. ............ 308,719 24,790,136
Sempra ................................ 270,955 23,922,617
Unitil Corp. .............................. 513,815 24,889,198
WEC Energy Group, Inc. ..................... 232,684 24,538,855
368,733,730
a
Oil & Gas Equipment & Services  —  0 .6%
Atlas Energy Solutions, Inc.
(b)
.................. 1,887,917 17,784,178
a
Oil & Gas Storage & Transportation  —  5 .8%
Antero Midstream Corp. ..................... 1,329,978 23,660,309
DT Midstream, Inc. ......................... 202,347 24,216,889
Kinder Morgan, Inc. ........................ 885,756 24,349,432
Kinetik Holdings, Inc. , Class A ................. 666,792 24,037,852
New Fortress Energy, Inc. , Class A
(a) (b) (c)
........... 15,646,288 17,836,768
ONEOK, Inc. ............................. 321,781 23,650,903
TC Energy Corp. .......................... 449,986 24,753,730
Williams Companies, Inc. (The) ................ 391,096 23,508,781
186,014,664
a
Rail Transportation  —  2 .3%
CSX Corp. .............................. 677,592 24,562,710
Norfolk Southern Corp. ...................... 83,500 24,108,120
Union Pacific Corp. ........................ 104,393 24,148,189
72,819,019
a
Research & Consulting Services  —  0 .5%
Jacobs Solutions, Inc. ....................... 133,966 17,745,136
a
Specialty Chemicals  —  1 .9%
Eastman Chemical Co. ...................... 305,295 19,486,980
Ecovyst, Inc.
(a)
............................ 2,152,527 20,944,088
Ingevity Corp.
(a)
........................... 355,576 21,042,988
61,474,056
a
Steel  —  6 .0%
Algoma Steel Group, Inc. .................... 4,526,449 18,558,441
Cleveland-Cliffs, Inc.
(a)
...................... 1,528,461 20,297,962
Commercial Metals Co. ...................... 281,415 19,479,546
Metallus, Inc.
(a)
........................... 1,079,586 18,525,696
Nucor Corp. ............................. 117,810 19,215,989
Olympic Steel, Inc. ......................... 464,623 19,878,895
Reliance, Inc. ............................ 65,833 19,017,179
Security Shares Value
a
Steel (continued)
Ryerson Holding Corp. ...................... 785,645 $ 19,766,828
Steel Dynamics, Inc. ........................ 113,721 19,270,024
Worthington Steel, Inc. ...................... 522,962 18,104,944
192,115,504
a
Trading Companies & Distributors  —  1 .8%
BlueLinx Holdings, Inc.
(a) (b)
.................... 310,799 19,092,382
Boise Cascade Co. ........................ 257,582 18,958,035
United Rentals, Inc. ........................ 23,571 19,076,482
57,126,899
a
Water Utilities  —  6 .7%
American States Water Co. ................... 335,721 24,333,058
American Water Works Co., Inc. ................ 189,936 24,786,648
Artesian Resources Corp. , Class A , NVS
(c)
......... 779,369 24,635,854
California Water Service Group ................ 547,342 23,716,329
Consolidated Water Co. Ltd. .................. 550,551 19,428,945
Essential Utilities, Inc. ....................... 646,439 24,797,400
H2O America ............................ 512,725 25,118,398
Middlesex Water Co. ....................... 473,217 23,859,601
York Water Co. (The)
(c)
...................... 742,344 23,636,233
214,312,466
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,932,158,946 ) ............................... 3,189,217,936
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 68,567,877 68,602,161
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 1,775,286 1,775,286
a
Total Short-Term Securities — 2.2%
(Cost: $ 70,372,268 ) ................................. 70,377,447
Total Investments — 102.0%
(Cost: $ 3,002,531,214 ) ............................... 3,259,595,383
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............... (65,070,382)
Net Assets — 100.0% ................................. $ 3,194,525,001
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
Artesian Resources
Corp. ........ $ 16,970,491  $ 9,333,217  $ (806,302) $ (28,962) $ (832,590) $ 24,635,854  779,369  $ 578,810  $ —
BlackRock Cash
Funds: Institutional,
SL Agency Shares 25,497,070  43,101,061
(a)
—  1,783  2,247  68,602,161  68,567,877  1,557,920
(b)
—
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,467,101  —  (2,691,815)
(a)
—  —  1,775,286  1,775,286  102,935  —
Luxfer Holdings
PLC
(c)
........ N/A 2,442,333  (183,582) 36,094  2,232,367  19,702,170  1,456,184  168,556  —
Matrix Service Co.
(c)
N/A 4,889,027  (188,889) 35,178  (1,076,057) 18,816,935  1,608,285  —  —
New Fortress Energy,
Inc.
(c)
........ N/A 7,897,419  (146,348) (18,919) (21,835,100) 17,836,768  15,646,288  —  —
York Water Co.
(The)
(c)
....... N/A 6,113,662  (2,517,605) (734,213) (574,925) 23,636,233  742,344  332,092  —
$ (709,039) $ (22,084,058)
$ 175,005,407
$ 2,740,313  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of the beginning of the period, the entity was not considered an affiliate.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 2 03/20/26 $ 189 $ 4,895
E-Mini S&P MidCap 400 Index ............................................................ 9 03/20/26 2,993 (24,427)
E-Mini Utilities Select Sector Index ......................................................... 16 03/20/26 1,388 (4,943)
$ (24,475)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Infrastructure ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,189,217,936  $ —  $ —  $ 3,189,217,936
Short-Term Securities
Money Market Funds ...................................... 70,377,447  —  —  70,377,447
$ 3,259,595,383  $ —  $ —  $ 3,259,595,383
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,895  $ —  $ —  $ 4,895
Liabilities
Equity Contracts ........................................... (29,370) —  —  (29,370)
$ (24,475) $ —  $ —  $ (24,475)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)